Financial instruments by category - Financial liabilities as per statement of financial position (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Financial liabilities
Financial liabilities as per statement of financial position	$ 19,264,820	$ 43,893,909
Accounts payable, accruals and other payables excluding non-financial items
Financial liabilities
Financial liabilities as per statement of financial position	13,731,592	31,586,707
Deferred purchase price
Financial liabilities
Financial liabilities as per statement of financial position	1,058,206	7,619,581
Lease liabilities
Financial liabilities
Financial liabilities as per statement of financial position	1,989,845	2,343,126
Derivative warrant liabilities
Financial liabilities
Financial liabilities as per statement of financial position	1,317,091	1,317,091
Current tax liabilities
Financial liabilities
Financial liabilities as per statement of financial position	472,101	$ 1,027,404
Due to related parties
Financial liabilities
Financial liabilities as per statement of financial position	556,000
Loan from related party
Financial liabilities
Financial liabilities as per statement of financial position	$ 139,985